PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Cost	$ 32,669	$ 27,430
Accumulated depreciation amortization	21,607	15,980
Net book value	11,062	11,450
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	24,718	21,716
Accumulated depreciation amortization	17,150	13,244
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,648	1,159
Accumulated depreciation amortization	1,298	882
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	6,303	4,555
Accumulated depreciation amortization	$ 3,159	$ 1,854